Non-current assets held for sale - Summary of Non-Current Assets Held For Sale and Discontinued Operations (Details) - Non-current assets held for sale - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Non current Assets Held For Sale And Discontinued Operations [Line Items]
Real estate held for sale	$ 3,749,640	$ 1,855,763
Real estate held for sale - Villa del parque
Disclosure Of Non current Assets Held For Sale And Discontinued Operations [Line Items]
Real estate held for sale	1,509,906	0
Real estate held for sale - Lavallol
Disclosure Of Non current Assets Held For Sale And Discontinued Operations [Line Items]
Real estate held for sale	829,952	0
Real estate held for sale - Fisherton
Disclosure Of Non current Assets Held For Sale And Discontinued Operations [Line Items]
Real estate held for sale	590,642	1,041,944
Real estate held for sale - Avellaneda
Disclosure Of Non current Assets Held For Sale And Discontinued Operations [Line Items]
Real estate held for sale	344,844	0
Real estate held for sale - Mendoza
Disclosure Of Non current Assets Held For Sale And Discontinued Operations [Line Items]
Real estate held for sale	0	339,523
Real estate held for sale - Villa Lynch
Disclosure Of Non current Assets Held For Sale And Discontinued Operations [Line Items]
Real estate held for sale	272,859	272,859
Real estate held for sale - Bernal
Disclosure Of Non current Assets Held For Sale And Discontinued Operations [Line Items]
Real estate held for sale	$ 201,437	$ 201,437